27. COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Commitments Tables
Take-or-pay contracts

As of December 31, 2017 and 2016, the Company was a party to take-or-pay contracts as shown in the following table:

	Payments in the period (in millions of R$)
Type of service	2016	2017	2018	2019	2020	2021	After 2021	Total
Transportation of iron ore, coal, coke, steel products, cement and mining products.	873,186	957,373	877,288	877,288	854,609	732,391	3,602,687	6,944,263
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	621,551	563,743	246,624	36,159	36,159	36,159		355,101
Processing of slag generated during pig iron and steel production	49,487	8,880	6,012	6,012	6,012	6,012	7,515	31,563
Manufacturing, repair, recovery and production of ingot casting machine units.	36,765	52,103	18,118	5,665				23,783
	1,580,989	1,582,099	1,148,042	925,124	896,780	774,562	3,610,202	7,354,710

Minimum future payments related to government concessions

Minimum future payments related to government concessions as of December 31, 2017 fall due according to the schedule set out in the following table:

Concession	Type of service	2018	2019	2020	2021	After 2021	Total
FTL (Ferrovia Transnordestina Logística)	30-year concession granted on December 31, 1997, renewable for another 30 years, to develop public service and operating the railway system in northeastern Brazil. The northeastern railway system covers 4238 kilometers of railway network and operates in Maranhão, Piauí, Ceará, Paraíba, Pernambuco, Alagoas and Rio Grande do Norte.	9,069	9,069	9,069	9,069	54,414	90,690
Tecar	Concession to operate the TECAR, a solid bulk terminal, one of the four terminals that make up the Port of Itaguai, located in Rio de Janeiro. The concession was renewable and the agreement expires in 2047.	107,296	107,296	107,296	107,296	2,789,696	3,218,880
Tecon	25-year concession started in July 2001. On May 10, 2017,, was approved the Decree nº 9,048, which changes de concession extension period for port operations. It was established that the requested extension period, added to the initial period, cannot exceed 70 years.	30,958	30,958	30,958	30,958	139,309	263,141
		147,323	147,323	147,323	147,323	2,983,419	3,572,711